                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05181

Morgan Stanley Equally-Weighted S&P 500 Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York             10020
  (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: December 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Equally-Weighted S&P 500 Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended December 31, 2005

Total Return for the 6 Months Ended December 31, 2005

Class A	Class B	Class C	Class D	S&P Equal Weight Index[1]	Lipper Multi-Cap Core Funds Index[2]
7.16%	6.75%	6.76%	7.28%	7.50%	7.72%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month reporting period opened on a reasonably upbeat note. Although oil prices remained high and the Federal Open Market Committee (the Fed) remained on its steady course of monetary tightening, concerns of inflation waned. Investors focused on encouraging economic data, good consumer confidence, and generally good corporate earnings announcements. In this environment, stocks marched forward.

The markets entered choppier waters in August. Mixed economic data and additional increases in the federal funds rate unsettled investors. The Gulf Coast hurricanes sent oil prices spiking and heightened anxiety about the economy. However, as October wound to a close, the stock market showed signs of renewed optimism. Falling oil prices, better-than- expected economic data, the nomination of Ben Bernanke to head the Federal Reserve, and strengthening consumer trends lifted investor sentiment. Stocks continued to advance through November, buoyed by indications that the Fed might soon slow the pace of rate increases, encouraging consumer confidence data, continued declines in oil prices, strong retail trends (excluding the beleaguered auto industry), and acceptable housing data.

Stocks delivered more muted performance in December as cross currents buffeted the market. Record gold prices, the ongoing struggles of the auto industry, an additional Fed tightening and trends in bond market yields rekindled concern. Yet, the market found positive signals as well. These included favorable productivity, employment and consumer confidence data; consolidation activity in the oil industry; corporate litigation developments; and notes from the Fed’s meeting minutes which more strongly suggested that its tightening cycle could be nearer to an end.

Performance Analysis

Morgan Stanley Equally-Weighted S&P 500 Fund underperformed the S&P Equal Weight Index and the Lipper Multi-Cap Core Funds Index for the six months ended December 31, 2005, assuming no deduction of applicable sales charges.

The energy sector was the leading driver of performance during the period. Exceptionally high oil prices, increased demand and solid earnings growth propelled energy stock gains. Higher commodity prices also propelled stocks in the materials sector. The technology sector included notable pockets of upside performance, specifically within specialty and niche technology companies. Within financials, a number of stocks with capital markets exposure posted good returns. So too did select insurance companies, benefiting from a reduced sensitivity to rising interest rates.

In contrast, isolated but severe stock-specific developments drove the average for the utilities sector into negative territory. The consumer discretionary sector also lost ground, marred by declines in the auto and components, media, and airline groups. Although some technology stocks advanced briskly, others were significant detractors. Here, computer makers with disappointing earnings counted among the laggards.

From a market-capitalization perspective, the smallest stocks contributed the least.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

Investment Strategy

The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s 500® Composite Stock Price Index (‘‘S&P 500’’). The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market-capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 60 percent of the S&P 500’s value; however, these same 50 companies represent roughly 10 percent of the Fund’s value. The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports

TOP 10 HOLDINGS
Humana, Inc.	0.2%
Advanced Micro Devices, Inc.	0.2
Family Dollar Stores, Inc.	0.2
Citrix Systems, Inc.	0.2
Affiliated Computer Services	0.2
Circuit City Stores – Circuit City Group	0.2
Allegheny Technologies Inc.	0.2
Newmont Mining Corp.	0.2
Jabil Circuit, Inc.	0.2
Burlington Northern Santa Fe Corp.	0.2

TOP FIVE INDUSTRIES
Electric Utilities	5.0%
Medical Specialties	3.3
Semiconductors	3.1
Major Banks	2.4
Packaged Software	2.3

Data as of December 31, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington,
DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended December 31, 2005

	Class A Shares* (since 07/28/97)		Class B Shares** (since 12/01/87)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	VADAX		VADBX		VADCX		VADDX
1 Year	7.45%	[3]	6.64%	[3]	6.64%	[3]	7.71%	[3]
	1.81	[4]	1.64	[4]	5.64	[4]	—
5 Years	7.03	[3]	6.22	[3]	6.24	[3]	7.29	[3]
	5.89	[4]	5.91	[4]	6.24	[4]	—
10 Years	—		10.51	[3]	—		—
	—		10.51	[4]	—		—
Since Inception	8.68	[3]	12.26	[3]	7.88	[3]	8.94	[3]
	7.99	[4]	12.26	[4]	7.88	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor’s Equal Weight Index (S&P EWI) is the equal-weighted version of the widely regarded S&P 500® Index, which measures 500 leading companies in leading U.S. industries. The S&P EWI has the same constituents as the capitalization weighted S&P 500® Index, but each company in the S&P EWI is allocated a fixed weight, rebalancing quarterly. Indexes are unmanaged and their returns do not include any expenses, sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 – 12/31/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	07/01/05	12/31/05	07/01/05 – 12/31/05
Class A
Actual (7.16% return)	$1,000.00	$1,071.60	$3.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.03	$3.21
Class B
Actual (6.75% return)	$1,000.00	$1,067.50	$7.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$7.02
Class C
Actual (6.76% return)	$1,000.00	$1,067.60	$7.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$7.02
Class D
Actual (7.28% return)	$1,000.00	$1,072.80	$1.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.29	$1.94

*	Expenses are equal to the Fund's annualized expense ratio of 0.63%, 1.38%, 1.38% and 0.38% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%)
	Advertising/Marketing Services (0.4%)
15,746	Live Nation Inc.*	$206,271
419,431	Interpublic Group of Companies, Inc. (The)*	4,047,509
49,118	Omnicom Group, Inc.	4,181,415
		8,435,195
	Aerospace & Defense (1.6%)
61,265	Boeing Co.	4,303,254
36,083	General Dynamics Corp.	4,115,266
103,230	Goodrich Corp.	4,242,753
57,129	L-3 Communications Holdings, Inc.	4,247,541
65,737	Lockheed Martin Corp.	4,182,845
73,292	Northrop Grumman Corp.	4,405,582
107,207	Raytheon Co.	4,304,361
87,038	Rockwell Collins, Inc.	4,044,656
		33,846,258
	Agricultural Commodities/ Milling (0.2%)
172,963	Archer-Daniels-Midland Co.	4,265,268
	Air Freight/Couriers (0.4%)
43,388	FedEx Corp.	4,485,885
57,018	United Parcel Service, Inc. (Class B)	4,284,903
		8,770,788
	Airlines (0.2%)
257,697	Southwest Airlines Co.	4,233,962
	Aluminum (0.2%)
153,698	Alcoa, Inc.	4,544,849
	Apparel/Footwear (1.4%)
101,534	Cintas Corp.	4,181,170
127,508	Coach, Inc.*	4,251,117
144,386	Jones Apparel Group, Inc.	4,435,538
117,800	Liz Claiborne, Inc.	4,219,596
48,977	Nike, Inc. (Class B)	4,250,714
74,898	Reebok International Ltd.	4,361,311
73,219	V.F. Corp.	4,051,939
		29,751,385
	Apparel/Footwear Retail (0.8%)
227,815	Gap, Inc. (The)	$4,018,657
189,278	Limited Brands, Inc.	4,230,363
117,824	Nordstrom, Inc.	4,406,618
187,720	TJX Companies, Inc. (The)	4,360,736
		17,016,374
	Auto Parts: O.E.M. (0.6%)
606,325	Dana Corp.	4,353,414
64,717	Eaton Corp.	4,341,864
58,622	Johnson Controls, Inc.	4,274,130
		12,969,408
	Automotive Aftermarket (0.4%)
279,526	Cooper Tire & Rubber Co.	4,282,338
247,683	Goodyear Tire & Rubber Co. (The)*	4,304,731
		8,587,069
	Beverages: Alcoholic (0.8%)
93,112	Anheuser-Busch Companies, Inc.	4,000,092
60,665	Brown-Forman Corp. (Class B)	4,205,298
164,788	Constellation Brands Inc. (Class A)*	4,322,389
63,163	Molson Coors Brewing Co. (Class B)	4,231,289
		16,759,068
	Beverages: Non-Alcoholic (0.5%)
100,048	Coca-Cola Co. (The)	4,032,935
210,076	Coca-Cola Enterprises Inc.	4,027,157
145,776	Pepsi Bottling Group, Inc. (The)	4,170,651
		12,230,743
	Biotechnology (1.4%)
52,196	Amgen Inc.*	4,116,177
95,663	Biogen Idec Inc.*	4,336,404
96,657	Chiron Corp.*	4,297,370
58,063	Genzyme Corp.*	4,109,699
85,509	Gilead Sciences, Inc.*	4,500,339
122,859	MedImmune, Inc.*	4,302,522
64,520	Millipore Corp.*	4,260,901
		29,923,412

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Broadcasting (0.4%)
125,967	Clear Channel Communications, Inc.	$3,961,662
143,288	Univision Communications, Inc. (Class A)*	4,211,234
		8,172,896
	Building Products (0.4%)
99,927	American Standard Companies, Inc.	3,992,084
135,964	Masco Corp.	4,104,753
		8,096,837
	Cable/Satellite TV (0.2%)
153,671	Comcast Corp. (Class A)*	3,989,299
	Casino/Gaming (0.4%)
61,354	Harrah's Entertainment, Inc.	4,373,927
146,931	International Game Technology	4,522,536
		8,896,463
	Chemicals: Agricultural (0.2%)
57,327	Monsanto Co.	4,444,562
	Chemicals: Major Diversified (1.2%)
93,601	Dow Chemical Co. (The)	4,101,596
101,226	Du Pont (E.I.) de Nemours & Co.	4,302,105
85,190	Eastman Chemical Co.	4,394,952
143,984	Engelhard Corp.	4,341,118
352,093	Hercules Inc.*	3,978,651
90,189	Rohm & Haas Co.	4,366,951
		25,485,373
	Chemicals: Specialty (0.8%)
72,771	Air Products & Chemicals, Inc.	4,307,315
72,870	Ashland Inc.	4,219,173
82,830	Praxair, Inc.	4,386,677
67,716	Sigma-Aldrich Corp.	4,285,746
		17,198,911
	Commercial Printing/Forms (0.2%)
118,750	Donnelley (R.R.) & Sons Co.	4,062,438
	Computer Communications (0.6%)
408,911	Avaya Inc.*	$4,363,080
235,331	Cisco Systems, Inc.*	4,028,867
127,253	QLogic Corp.*	4,136,995
		12,528,942
	Computer Peripherals (0.6%)
316,153	EMC Corp.*	4,306,004
86,527	Lexmark International, Inc. (Class A)*	3,879,005
145,160	Network Appliance, Inc.*	3,919,320
42,000	Seagate Technology Inc. (Escrow) (a)	0
		12,104,329
	Computer Processing Hardware (1.2%)
60,758	Apple Computer, Inc.*	4,367,893
126,667	Dell, Inc.*	3,798,743
1,513,167	Gateway, Inc.*	3,798,049
149,214	Hewlett-Packard Co.	4,271,997
125,419	NCR Corp.*	4,256,721
978,431	Sun Microsystems, Inc.*	4,099,626
		24,593,029
	Construction Materials (0.2%)
59,393	Vulcan Materials Co.	4,023,876
	Containers/Packaging (1.0%)
107,984	Ball Corp.	4,289,124
161,762	Bemis Company, Inc.	4,508,307
196,931	Pactiv Corp.*	4,332,482
79,883	Sealed Air Corp.*	4,487,028
100,126	Temple-Inland Inc.	4,490,651
		22,107,592
	Contract Drilling (0.8%)
57,100	Nabors Industries, Ltd. (Bermuda)*	4,325,325
60,282	Noble Corp. (Cayman Islands)	4,252,292
115,760	Rowan Companies, Inc.	4,125,686
64,129	Transocean Inc. (Cayman Islands)*	4,469,150
		17,172,453

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Data Processing Services (1.4%)
77,988	Affiliated Computer Services, Inc. (Class A)*	$4,615,329
93,014	Automatic Data Processing, Inc.	4,268,412
88,117	Computer Sciences Corp.*	4,462,245
253,181	Convergys Corp.*	4,012,919
98,383	First Data Corp.	4,231,453
96,129	Fiserv, Inc.*	4,159,502
105,796	Paychex, Inc.	4,032,944
		29,782,804
	Department Stores (0.8%)
178,667	Dillard's, Inc. (Class A)	4,434,515
63,645	Federated Department Stores, Inc.	4,221,573
90,258	Kohl's Corp.*	4,386,539
81,261	Penney (J.C.) Co., Inc.	4,518,112
		17,560,739
	Discount Stores (1.4%)
356,271	Big Lots, Inc.*	4,278,815
88,912	Costco Wholesale Corp.	4,398,477
214,023	Dollar General Corp.	4,081,419
188,865	Family Dollar Stores, Inc.	4,681,963
34,461	Sears Holdings Corp.*	3,981,279
76,687	Target Corp.	4,215,484
87,974	Wal-Mart Stores, Inc.	4,117,183
		29,754,620
	Drugstore Chains (0.4%)
145,895	CVS Corp.	3,854,546
90,783	Walgreen Co.	4,018,056
		7,872,602
	Electric Utilities (5.0%)
267,065	AES Corp. (The)*	4,227,638
135,241	Allegheny Energy, Inc.*	4,280,377
78,879	Ameren Corp.	4,041,760
110,182	American Electric Power Co., Inc.	4,086,650
310,000	CenterPoint Energy, Inc.	3,983,500
98,166	Cinergy Corp.	4,168,128
278,018	CMS Energy Corp.*	4,034,041
88,004	Consolidated Edison, Inc.	4,077,225
69,380	Constellation Energy Group, Inc.	3,996,288
51,220	Dominion Resources, Inc.	$3,954,184
93,280	DTE Energy Co.	4,028,763
151,136	Duke Energy Corp.	4,148,683
90,454	Edison International	3,944,699
58,565	Entergy Corp.	4,020,487
75,526	Exelon Corp.	4,013,452
83,041	FirstEnergy Corp.	4,068,179
95,995	FPL Group, Inc.	3,989,552
109,336	PG&E Corp.	4,058,552
95,506	Pinnacle West Capital Corp.	3,949,173
136,840	PPL Corp.	4,023,096
92,842	Progress Energy, Inc.	4,077,621
62,463	Public Service Enterprise Group, Inc.	4,058,221
116,944	Southern Co. (The)	4,038,076
230,078	TECO Energy, Inc.	3,952,740
79,488	TXU Corp.	3,989,503
218,148	Xcel Energy, Inc.	4,027,012
		105,237,600
	Electrical Products (0.8%)
184,557	American Power Conversion Corp.	4,060,254
57,824	Cooper Industries Ltd. (Class A) (Bermuda)	4,221,152
57,395	Emerson Electric Co.	4,287,407
157,415	Molex Inc.	4,084,919
		16,653,732
	Electronic Components (0.6%)
123,384	Jabil Circuit, Inc.*	4,576,313
961,075	Sanmina-SCI Corp.*	4,094,180
1,102,409	Solectron Corp.*	4,034,817
		12,705,310
	Electronic Equipment/ Instruments (1.6%)
122,789	Agilent Technologies, Inc.*	4,087,645
1,654,370	JDS Uniphase Corp.*	3,904,313
72,471	Rockwell Automation, Inc.	4,287,384
100,080	Scientific-Atlanta, Inc.	4,310,446
352,681	Symbol Technologies, Inc.	4,521,370
159,473	Tektronix, Inc.	4,498,733
137,074	Thermo Electron Corp.*	4,130,040
288,387	Xerox Corp.*	4,224,870
		33,964,801

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Production Equipment (0.8%)
228,973	Applied Materials, Inc.	$4,107,776
84,037	KLA-Tencor Corp.	4,145,545
167,534	Novellus Systems, Inc.*	4,040,920
278,958	Teradyne, Inc.*	4,064,418
		16,358,659
	Electronics/Appliance Stores (0.6%)
92,838	Best Buy Co., Inc.	4,036,596
203,975	Circuit City Stores – Circuit City Group	4,607,795
185,804	RadioShack Corp.	3,907,458
		12,551,849
	Electronics/Appliances (0.6%)
171,221	Eastman Kodak Co.	4,006,571
227,963	Maytag Corp.	4,290,264
51,663	Whirlpool Corp.	4,327,293
		12,624,128
	Engineering & Construction (0.2%)
56,660	Fluor Corp.	4,377,552
	Environmental Services (0.4%)
474,749	Allied Waste Industries, Inc.*	4,149,306
139,776	Waste Management, Inc.	4,242,202
		8,391,508
	Finance/Rental/Leasing (1.6%)
50,554	Capital One Financial Corp.	4,367,866
82,861	CIT Group, Inc.	4,290,543
116,695	Countrywide Financial Corp.	3,989,802
86,781	Fannie Mae	4,235,781
65,654	Freddie Mac	4,290,489
157,502	MBNA Corp.	4,276,179
104,445	Ryder System, Inc.	4,284,334
79,746	SLM Corp.	4,393,207
		34,128,201
	Financial Conglomerates (1.2%)
79,395	American Express Co.	4,085,667
87,796	Citigroup, Inc.	4,260,740
108,934	JPMorgan Chase & Co.	4,323,590
87,178	Principal Financial Group, Inc.	4,134,853
57,940	Prudential Financial, Inc.	$4,240,629
74,246	State Street Corp.	4,116,198
		25,161,677
	Financial Publishing/Services (0.6%)
114,215	Equifax, Inc.	4,342,454
82,766	McGraw-Hill Companies, Inc. (The)	4,273,209
70,479	Moody's Corp.	4,328,820
		12,944,483
	Food Distributors (0.2%)
125,518	SYSCO Corp.	3,897,334
	Food Retail (0.9%)
169,462	Albertson's, Inc.	3,618,013
215,751	Kroger Co.*	4,073,379
168,811	Safeway Inc.	3,994,068
129,974	Supervalu, Inc.	4,221,556
37,500	Whole Foods Market, Inc.	2,902,125
		18,809,141
	Food: Major Diversified (1.4%)
136,735	Campbell Soup Co.	4,070,601
201,024	ConAgra Foods Inc.	4,076,767
87,125	General Mills, Inc.	4,297,005
118,443	Heinz (H.J.) Co.	3,993,898
92,382	Kellogg Co.	3,992,750
72,459	PepsiCo, Inc.	4,280,878
218,148	Sara Lee Corp.	4,122,997
		28,834,896
	Food: Meat/Fish/Dairy (0.2%)
244,544	Tyson Foods, Inc. (Class A)	4,181,702
	Food: Specialty/Candy (0.6%)
70,750	Hershey Foods Corp.	3,908,938
136,162	McCormick & Co., Inc. (Non-Voting)	4,210,129
59,812	Wrigley (Wm.) Jr. Co.	3,976,900
		12,095,967
	Forest Products (0.4%)
156,388	Louisiana-Pacific Corp.	4,295,978
62,215	Weyerhaeuser Co.	4,127,343
		8,423,321

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Gas Distributors (1.1%)
879,975	Dynegy, Inc. (Class A)*	$4,259,079
116,535	KeySpan Corp.	4,159,134
101,171	Nicor Inc.	3,977,032
187,751	NiSource, Inc.	3,916,486
109,421	Peoples Energy Corp.	3,837,394
90,435	Sempra Energy	4,055,105
		24,204,230
	Home Building (1.0%)
60,699	Centex Corp.	4,339,372
113,122	D.R. Horton, Inc.	4,041,849
54,675	KB Home	3,972,686
68,965	Lennar Corp. (Class A)	4,208,244
97,054	Pulte Homes, Inc.	3,820,045
		20,382,196
	Home Furnishings (0.4%)
175,995	Leggett & Platt, Inc.	4,040,845
177,437	Newell Rubbermaid, Inc.	4,219,452
		8,260,297
	Home Improvement Chains (0.6%)
101,988	Home Depot, Inc. (The)	4,128,474
62,448	Lowe's Companies, Inc.	4,162,784
93,854	Sherwin-Williams Co.	4,262,849
		12,554,107
	Hospital/Nursing Management (0.8%)
82,641	HCA, Inc.	4,173,371
181,550	Health Management Associates, Inc. (Class A)	3,986,838
104,555	Manor Care, Inc.	4,158,152
487,930	Tenet Healthcare Corp.*	3,737,544
		16,055,905
	Hotels/Resorts/Cruiselines (0.8%)
82,326	Carnival Corp. (Panama)	4,401,971
185,635	Hilton Hotels Corp.	4,475,660
64,006	Marriott International, Inc. (Class A)	4,286,482
67,843	Starwood Hotels & Resorts Worldwide, Inc.	4,332,454
		17,496,567
	Household/Personal Care (1.4%)
91,840	Alberto-Culver Co.	$4,201,680
140,717	Avon Products, Inc.	4,017,470
73,942	Clorox Co. (The)	4,206,560
77,484	Colgate-Palmolive Co.	4,249,997
123,075	International Flavors & Fragrances, Inc.	4,123,013
69,739	Kimberly-Clark Corp.	4,159,931
74,591	Procter & Gamble Co. (The)	4,317,327
		29,275,978
	Industrial Conglomerates (1.8%)
55,905	3M Co.	4,332,638
77,693	Danaher Corp.	4,333,716
118,963	General Electric Co. **	4,169,653
108,844	Honeywell International, Inc.	4,054,439
106,356	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	4,293,591
40,473	ITT Industries, Inc.	4,161,434
56,074	Textron, Inc.	4,316,577
145,278	Tyco International Ltd. (Bermuda)	4,192,723
74,694	United Technologies Corp.	4,176,142
		38,030,913
	Industrial Machinery (0.4%)
48,140	Illinois Tool Works Inc.	4,235,839
63,093	Parker Hannifin Corp.	4,161,614
		8,397,453
	Industrial Specialties (0.4%)
121,414	Ecolab Inc.	4,403,686
72,754	PPG Industries, Inc.	4,212,457
		8,616,143
	Information Technology Services (0.8%)
160,536	Citrix Systems, Inc.*	4,620,226
184,579	Electronic Data Systems Corp.	4,437,279
51,966	International Business Machines Corp.	4,271,605
672,595	Unisys Corp.*	3,921,229
		17,250,339

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Insurance Brokers/Services (0.4%)
119,902	AON Corp.	$4,310,477
134,611	Marsh & McLennan Companies, Inc.	4,275,245
		8,585,722
	Integrated Oil (1.0%)
32,554	Amerada Hess Corp.	4,128,498
71,692	Chevron Corp.	4,069,955
71,892	ConocoPhillips	4,182,677
71,012	Exxon Mobil Corp.	3,988,744
80,492	Murphy Oil Corp.	4,345,763
		20,715,637
	Internet Retail (0.2%)
83,784	Amazon.com, Inc.*	3,950,416
	Internet Software/Services (0.4%)
410,237	Siebel Systems, Inc.	4,340,307
102,421	Yahoo!, Inc.*	4,012,855
		8,353,162
	Investment Banks/Brokers (1.6%)
97,563	Ameriprise Financial, Inc.	4,000,083
36,867	Bear Stearns Companies, Inc. (The)	4,259,245
204,263	E*TRADE Group, Inc.*	4,260,926
34,265	Goldman Sachs Group, Inc. (The)	4,375,983
33,603	Lehman Brothers Holdings Inc.	4,306,897
62,992	Merrill Lynch & Co., Inc.	4,266,448
76,204	Morgan Stanley (Note 4)	4,323,815
287,240	Schwab (Charles) Corp. (The)	4,213,811
		34,007,208
	Investment Managers (1.0%)
115,709	Federated Investors, Inc. (Class B)	4,285,861
44,681	Franklin Resources, Inc.	4,200,461
229,823	Janus Capital Group, Inc.	4,281,602
127,602	Mellon Financial Corp.	4,370,369
58,181	Price (T.) Rowe Group, Inc.	4,190,777
		21,329,070
	Life/Health Insurance (1.4%)
91,118	AFLAC, Inc.	$4,229,697
117,867	Genworth Financial Inc. (Class A)	4,075,841
77,651	Jefferson-Pilot Corp.	4,420,671
80,933	Lincoln National Corp.	4,291,877
84,238	MetLife, Inc.	4,127,662
77,517	Torchmark Corp.	4,309,945
198,192	UnumProvident Corp.	4,508,868
		29,964,561
	Major Banks (2.4%)
92,282	Bank of America Corp.	4,258,814
134,659	Bank of New York Co., Inc. (The)	4,288,889
99,919	BB&T Corp.	4,187,605
71,394	Comerica, Inc.	4,052,323
173,243	Huntington Bancshares, Inc.	4,114,521
123,069	KeyCorp	4,052,662
118,409	National City Corp.	3,974,990
67,843	PNC Financial Services Group	4,194,733
124,055	Regions Financial Corp.	4,237,719
56,796	SunTrust Banks, Inc.	4,132,477
80,417	Wachovia Corp.	4,250,843
68,378	Wells Fargo & Co.	4,296,190
		50,041,766
	Major Telecommunications (1.0%)
66,950	ALLTEL Corp.	4,224,545
170,379	AT&T Inc.	4,172,581
155,623	BellSouth Corp.	4,217,383
168,080	Sprint Nextel Corp.	3,926,349
135,225	Verizon Communications Inc.	4,072,977
		20,613,835
	Managed Health Care (1.4%)
44,871	Aetna, Inc.	4,231,784
81,613	Caremark Rx, Inc.*	4,226,737
36,741	CIGNA Corp.	4,103,970
74,850	Coventry Health Care, Inc.*	4,263,456
87,407	Humana, Inc.*	4,748,822
68,649	UnitedHealth Group Inc.	4,265,849
55,400	WellPoint Inc.*	4,420,366
		30,260,984

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Media Conglomerates (0.8%)
170,082	Disney (Walt) Co. (The)	$4,076,866
259,635	News Corp Inc. (Class A)	4,037,324
229,056	Time Warner, Inc.	3,994,737
121,158	Viacom Inc. (Class B) (Non-Voting)*	3,949,751
		16,058,678
	Medical Distributors (0.8%)
105,810	AmerisourceBergen Corp.	4,380,534
62,965	Cardinal Health, Inc.	4,328,844
83,020	McKesson Corp.	4,283,002
120,379	Patterson Companies, Inc.*	4,020,659
		17,013,039
	Medical Specialties (3.3%)
161,794	Applera Corp. – Applied Biosystems Group	4,297,249
61,620	Bard (C.R.), Inc.	4,061,990
53,050	Bausch & Lomb, Inc.	3,602,095
107,063	Baxter International, Inc.	4,030,922
72,946	Becton, Dickinson & Co.	4,382,596
112,193	Biomet, Inc.	4,102,898
169,449	Boston Scientific Corp.*	4,149,806
65,742	Fisher Scientific International, Inc.*	4,066,800
61,583	Guidant Corp.	3,987,499
98,421	Hospira, Inc.*	4,210,450
74,577	Medtronic, Inc.	4,293,398
151,358	Pall Corp.	4,065,476
183,897	PerkinElmer, Inc.	4,332,613
83,742	St. Jude Medical, Inc.*	4,203,848
86,363	Stryker Corp.	3,837,108
106,813	Waters Corp.*	4,037,531
57,624	Zimmer Holdings, Inc.*	3,886,163
		69,548,442
	Miscellaneous Commercial Services (0.2%)
179,928	Sabre Holdings Corp. (Class A)	4,338,064
	Miscellaneous Manufacturing (0.2%)
102,143	Dover Corp.	4,135,770
	Motor Vehicles (0.5%)
496,748	Ford Motor Co.	$3,834,895
188,351	General Motors Corp.	3,657,776
79,987	Harley-Davidson, Inc.	4,118,531
		11,611,202
	Multi-Line Insurance (0.8%)
66,531	American International Group, Inc.	4,539,410
50,098	Hartford Financial Services Group, Inc. (The)	4,302,917
44,917	Loews Corp.	4,260,377
76,121	Safeco Corp.	4,300,837
		17,403,541
	Office Equipment/Supplies (0.4%)
75,241	Avery Dennison Corp.	4,158,570
97,840	Pitney Bowes, Inc.	4,133,740
		8,292,310
	Oil & Gas Pipelines (0.6%)
334,931	El Paso Corp.	4,072,761
44,518	Kinder Morgan, Inc.	4,093,430
179,259	Williams Companies, Inc. (The)	4,153,431
		12,319,622
	Oil & Gas Production (1.6%)
45,213	Anadarko Petroleum Corp.	4,283,932
59,323	Apache Corp.	4,064,812
50,934	Burlington Resources, Inc.	4,390,511
67,768	Devon Energy Corp.	4,238,211
55,821	EOG Resources, Inc.	4,095,587
45,020	Kerr-McGee Corp.	4,090,517
50,995	Occidental Petroleum Corp.	4,073,481
94,392	XTO Energy Inc.	4,147,584
		33,384,635
	Oil Refining/Marketing (0.6%)
66,726	Marathon Oil Corp.	4,068,284
54,625	Sunoco, Inc.	4,281,508
78,276	Valero Energy Corp.	4,039,042
		12,388,834
	Oilfield Services/Equipment (1.2%)
70,744	Baker Hughes Inc.	4,299,820
114,155	BJ Services Co.	4,186,064

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
65,057	Halliburton Co.	$4,030,932
66,292	National OilwellVarco, Inc.*	4,156,508
43,380	Schlumberger Ltd. (Netherlands Antilles)	4,214,367
117,370	Weatherford International Ltd. (Bermuda)*	4,248,794
		25,136,485
	Other Consumer Services (0.8%)
64,684	Apollo Group, Inc. (Class A)	3,910,795
170,583	Block (H.&R.), Inc.*	4,187,813
246,444	Cendant Corp.	4,251,159
94,351	eBay, Inc.*	4,080,681
		16,430,448
	Other Consumer Specialties (0.2%)
52,967	Fortune Brands, Inc.	4,132,485
	Other Metals/Minerals (0.2%)
30,741	Phelps Dodge Corp.	4,422,708
	Packaged Software (2.3%)
111,656	Adobe Systems, Inc.	4,126,805
98,287	Autodesk, Inc.	4,221,427
202,605	BMC Software, Inc.*	4,151,376
147,400	Computer Associates International, Inc.	4,155,206
445,126	Compuware Corp.*	3,992,780
81,490	Intuit Inc.*	4,343,417
126,900	Mercury Interactive Corp.*	3,526,551
161,205	Microsoft Corp.**	4,215,511
502,837	Novell, Inc.*	4,440,051
324,902	Oracle Corp.*	3,967,053
671,500	Parametric Technology Corp.*	4,096,150
241,111	Symantec Corp.*	4,219,443
		49,455,770
	Personnel Services (0.4%)
107,689	Monster Worldwide, Inc.*	4,395,865
110,771	Robert Half International, Inc.	4,197,113
		8,592,978
	Pharmaceuticals: Generic Drugs (0.4%)
206,797	Mylan Laboratories, Inc.	$4,127,668
125,701	Watson Pharmaceuticals, Inc.*	4,086,540
		8,214,208
	Pharmaceuticals: Major (1.6%)
102,639	Abbott Laboratories	4,047,055
187,239	Bristol-Myers Squibb Co.	4,302,752
67,745	Johnson & Johnson	4,071,475
74,287	Lilly (Eli) & Co.	4,203,901
141,892	Merck & Co., Inc.	4,513,585
182,595	Pfizer, Inc.**	4,258,115
208,548	Schering-Plough Corp.	4,348,226
92,510	Wyeth	4,261,936
		34,007,045
	Pharmaceuticals: Other (0.6%)
39,935	Allergan, Inc.	4,311,382
100,292	Forest Laboratories, Inc.*	4,079,879
254,968	King Pharmaceuticals, Inc.*	4,314,059
		12,705,320
	Precious Metals (0.4%)
80,566	Freeport-McMoRan Copper & Gold, Inc. (Class B)	4,334,451
85,831	Newmont Mining Corp.	4,583,375
		8,917,826
	Property – Casualty Insurers (1.4%)
79,096	ACE Ltd. (Cayman Islands)	4,226,890
75,944	Allstate Corp. (The)	4,106,292
44,889	Chubb Corp. (The)	4,383,411
96,322	Cincinnati Financial Corp.	4,303,667
36,193	Progressive Corp. (The)	4,226,619
97,213	St. Paul Travelers Companies, Inc. (The)	4,342,505
62,469	XL Capital Ltd. (Class A) (Cayman Islands)	4,209,161
		29,798,545
	Publishing: Books/Magazines (0.2%)
83,203	Meredith Corp.	4,354,845
	Publishing: Newspapers (1.2%)
115,945	Dow Jones & Co., Inc.	4,114,888
66,693	Gannett Co., Inc.	4,039,595

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
67,556	Knight-Ridder, Inc.	$4,276,295
151,303	New York Times Co. (The) (Class A)	4,001,964
92,300	Scripps (E.W.) Co. (Class A)	4,432,246
133,864	Tribune Co.	4,050,725
		24,915,713
	Pulp & Paper (0.4%)
128,657	International Paper Co.	4,324,162
147,040	MeadWestvaco Corp.	4,121,531
		8,445,693
	Railroads (0.8%)
64,415	Burlington Northern Santa Fe Corp.	4,561,870
87,849	CSX Corp.	4,460,094
100,778	Norfolk Southern Corp.	4,517,878
55,692	Union Pacific Corp.	4,483,763
		18,023,605
	Real Estate Investment Trusts (1.8%)
106,482	Apartment Investment & Management Co. (Class A)	4,032,473
101,439	Archstone-Smith Trust	4,249,280
141,684	Equity Office Properties Trust	4,297,276
109,093	Equity Residential	4,267,718
110,506	Plum Creek Timber Co., Inc.	3,983,741
91,929	ProLogis	4,294,923
60,482	Public Storage, Inc.	4,095,841
54,936	Simon Property Group, Inc.	4,209,746
48,637	Vornado Realty Trust	4,059,730
		37,490,728
	Recreational Products (0.8%)
102,054	Brunswick Corp.	4,149,516
77,181	Electronic Arts, Inc.*	4,037,338
203,204	Hasbro, Inc.	4,100,657
249,879	Mattel, Inc.	3,953,086
		16,240,597
	Regional Banks (2.1%)
155,450	AmSouth Bancorporation	4,074,345
87,424	Compass Bancshares, Inc.	4,221,705
104,538	Fifth Third Bancorp	3,943,173
105,906	First Horizon National Corp.	4,071,027
39,165	M&T Bank Corp.	4,270,943
93,896	Marshall & Ilsley Corp.	4,041,284
156,157	North Fork Bancorporation, Inc.	$4,272,456
80,031	Northern Trust Corp.	4,147,206
144,390	Synovus Financial Corp.	3,899,974
136,917	U.S. Bancorp	4,092,449
57,088	Zions Bancorporation	4,313,569
		45,348,131
	Restaurants (1.0%)
111,684	Darden Restaurants, Inc.	4,342,274
123,502	McDonald's Corp.	4,164,487
138,970	Starbucks Corp.*	4,170,490
79,241	Wendy's International, Inc.	4,378,858
85,309	Yum! Brands, Inc.	3,999,286
		21,055,395
	Savings Banks (0.6%)
64,101	Golden West Financial Corp.	4,230,666
191,411	Sovereign Bancorp, Inc.	4,138,306
98,938	Washington Mutual, Inc.	4,303,803
		12,672,775
	Semiconductors (3.1%)
153,868	Advanced Micro Devices, Inc.*	4,708,360
216,090	Altera Corp.*	4,004,148
109,106	Analog Devices, Inc.	3,913,632
1,532,718	Applied Micro Circuits Corp.*	3,939,085
88,423	Broadcom Corp. (Class A)*	4,169,144
164,060	Freescale Semiconductor Inc. (Class B)*	4,129,390
165,283	Intel Corp.**	4,125,464
110,093	Linear Technology Corp.	3,971,055
504,652	LSI Logic Corp.*	4,037,216
109,567	Maxim Integrated Products, Inc.	3,970,708
317,078	Micron Technology, Inc.*	4,220,308
159,238	National Semiconductor Corp.	4,137,003
117,625	NVIDIA Corp.*	4,300,370
527,914	PMC – Sierra, Inc.*	4,070,217
128,924	Texas Instruments Inc.	4,134,593
151,860	Xilinx, Inc.	3,828,391
		65,659,084

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Services to the Health Industry (1.0%)
49,144	Express Scripts, Inc.*	$4,118,267
165,383	IMS Health Inc.	4,121,344
79,473	Laboratory Corp. of America Holdings*	4,279,621
75,408	Medco Health Solutions Inc.*	4,207,766
81,443	Quest Diagnostics Inc.	4,192,686
		20,919,684
	Specialty Insurance (0.6%)
55,685	Ambac Financial Group, Inc.	4,291,086
70,458	MBIA Inc.	4,238,753
64,360	MGIC Investment Corp.	4,236,175
		12,766,014
	Specialty Stores (1.4%)
191,790	AutoNation, Inc.*	4,167,597
44,397	AutoZone, Inc.*	4,073,425
102,389	Bed Bath & Beyond Inc.*	3,701,362
142,285	Office Depot, Inc.*	4,467,749
146,778	OfficeMax Inc.	3,722,290
192,701	Staples, Inc.	4,376,240
110,658	Tiffany & Co.	4,237,095
		28,745,758
	Specialty Telecommunications (0.6%)
122,127	CenturyTel, Inc.	4,049,731
320,857	Citizens Communications Co.	3,924,081
732,171	Qwest Communications International, Inc.*	4,136,766
		12,110,578
	Steel (0.6%)
127,110	Allegheny Technologies Inc.	4,586,128
65,436	Nucor Corp.	4,365,890
92,479	United States Steel Corp.	4,445,466
		13,397,484
	Telecommunication Equipment (1.8%)
180,302	ADC Telecommunications, Inc.*	4,027,946
375,502	Andrew Corp.*	4,029,136
1,474,303	CIENA Corp.*	4,378,680
158,946	Comverse Technology, Inc.*	4,226,374
206,501	Corning, Inc.*	4,059,810
1,456,894	Lucent Technologies Inc.*	3,875,338
183,980	Motorola, Inc.	4,156,108
96,429	QUALCOMM Inc.	$4,154,161
395,479	Tellabs, Inc.*	4,310,721
		37,218,274
	Tobacco (0.6%)
56,059	Altria Group, Inc.	4,188,728
44,552	Reynolds American, Inc.	4,247,142
101,276	UST, Inc.	4,135,099
		12,570,969
	Tools/Hardware (0.6%)
49,287	Black & Decker Corp.	4,285,998
112,467	Snap-On, Inc.	4,224,261
88,817	Stanley Works (The)	4,266,769
		12,777,028
	Trucks/Construction/Farm Machinery (1.0%)
72,677	Caterpillar Inc.	4,198,550
45,955	Cummins Inc.	4,123,542
61,904	Deere & Co.	4,216,281
147,461	Navistar International Corp.*	4,220,334
58,799	PACCAR, Inc.	4,070,655
		20,829,362
	Wholesale Distributors (0.4%)
94,089	Genuine Parts Co.	4,132,389
61,491	Grainger (W.W.), Inc.	4,372,010
		8,504,399
	Total Common Stocks (Cost $1,265,281,247)	2,091,223,965

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (1.4%)
Repurchase Agreement
$29,430	Joint repurchase agreement account 4.25% due 01/03/06 (dated 12/30/05; proceeds $29,443,898) (b) (Cost $29,430,000)	29,430,000

Total Investments (Cost $1,294,711,247) (c) (d)	99.8%	2,120,653,965
Other Assets in Excess of Liabilities	0.2	5,001,928
Net Assets	100.0%	$2,125,655,893

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2005 (unaudited) continued

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $1,395,000.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $31,250,458 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $854,279,385 and the aggregate gross unrealized depreciation is $28,336,667, resulting in net unrealized appreciation of $825,942,718.

Futures Contracts Open at December 31, 2005:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
39	Long	S&P Midcap 400 Index March/2006	$14,492,400	$(67,470)
30	Long	S&P Midcap 400 Index March/2006	2,229,600	(112,700)
40	Long	S&P 500 Index March/2006	12,548,000	(51,875)
50	Long	S&P 500 Mini Index March/2006	3,137,000	(7,008)
	Total Unrealized Depreciation			$(239,053)

Summary of Investments

SECTOR	VALUE		PERCENT OF NET ASSETS
Finance	$358,697,939		16.9%
Electronic Technology	248,978,686		11.7
Health Technology	154,398,427		7.3
Retail Trade	148,815,606		7.0
Consumer Non-Durables	145,700,708		6.9
Utilities	129,441,830		6.1
Consumer Services	121,576,575		5.7
Producer Manufacturing	117,405,785		5.5
Technology Services	104,842,075		4.9
Consumer Durables	94,615,002		4.5
Process Industries	90,563,542		4.3
Industrial Services	67,397,620		3.2
Health Services	67,236,573		3.2
Energy Minerals	66,489,106		3.1
Non-Energy Minerals	43,730,064		2.1
Commercial Services	38,166,887		1.8
Communications	32,724,413		1.5
Transportation	31,028,355		1.5
Repurchase Agreement	29,430,000		1.4
Distribution Services	29,414,772		1.4
	$2,120,653,965	*	100.0%

*	Does not include outstanding long futures contracts with underlying face amount of $32,407,000 with a net unrealized depreciation of $239,053.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $1,291,282,953)	$2,112,027,233
Investments in affiliates (cost $3,428,294)	8,626,732
Receivable for:
Shares of beneficial interest sold	10,476,456
Investments sold	3,911,919
Dividends	2,531,828
Interest	6,949
Prepaid expenses and other assets	88,511
Total Assets	2,137,669,628
Liabilities:
Payable for:
Shares of beneficial interest redeemed	7,498,980
Investments purchased	2,912,558
Distribution fee	900,558
Investment advisory fee	216,746
Administration fee	146,219
Variation margin	122,500
Transfer agent fee	11,284
Accrued expenses and other payables	204,890
Total Liabilities	12,013,735
Net Assets	$2,125,655,893
Composition of Net Assets:
Paid-in-capital	$1,279,773,239
Net unrealized appreciation	825,703,665
Accumulated undistributed net investment income	485,796
Accumulated undistributed net realized gain	19,693,193
Net Assets	$2,125,655,893
Class A Shares:
Net Assets	$796,918,340
Shares Outstanding (unlimited authorized, $.01 par value)	20,657,803
Net Asset Value Per Share	$38.58
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$40.71
Class B Shares:
Net Assets	$743,472,980
Shares Outstanding (unlimited authorized, $.01 par value)	19,428,973
Net Asset Value Per Share	$38.27
Class C Shares:
Net Assets	$99,439,692
Shares Outstanding (unlimited authorized, $.01 par value)	2,640,039
Net Asset Value Per Share	$37.67
Class D Shares:
Net Assets	$485,824,881
Shares Outstanding (unlimited authorized, $.01 par value)	12,535,540
Net Asset Value Per Share	$38.76

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statement of Operations

For the six months ended December 31, 2005 (unaudited)

Net Investment Income:
Income
Dividends (net of $1,602 foreign withholding tax)	$16,549,409
Interest and dividends from affiliates	74,398
Interest	659,729
Total Income	17,283,536
Expenses
Distribution fee (Class A shares)	969,234
Distribution fee (Class B shares)	3,852,190
Distribution fee (Class C shares)	490,073
Transfer agent fees and expenses	1,468,478
Investment advisory fee	1,264,874
Administration fee	850,585
Shareholder reports and notices	97,763
Professional fees	51,835
Custodian fees	49,536
Registration fees	31,002
Trustees' fees and expenses	14,289
Other	180,204
Total Expenses	9,320,063
Net Investment Income	7,963,473
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	49,908,581
Futures contracts	1,931,819
Net Realized Gain	51,840,400
Net Change in Unrealized Appreciation/Depreciation on:
Investments	82,642,945
Futures contracts	(252,520)
Net Appreciation	82,390,425
Net Gain	134,230,825
Net Increase	$142,194,298

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2005	FOR THE YEAR ENDED JUNE 30, 2005
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$7,963,473	$8,287,254
Net realized gain	51,840,400	59,583,254
Net change in unrealized appreciation	82,390,425	107,481,580
Net Increase	142,194,298	175,352,088
Dividends and Distributions to Shareholders From:
Net investment income
Class A shares	(7,136,306)	(386,015)
Class C shares	(176,707)	—
Class D shares	(5,186,984)	(2,845,605)
Net realized gain
Class A shares	(26,783,725)	(1,323,954)
Class B shares	(25,859,136)	(23,233,359)
Class C shares	(3,454,916)	(1,392,512)
Class D shares	(16,342,081)	(6,457,707)
Total Dividends and Distributions	(84,939,855)	(35,639,152)
Net increase from transactions in shares of beneficial interest	20,102,981	200,493,084
Net Increase	77,357,424	340,206,020
Net Assets:
Beginning of period	2,048,298,469	1,708,092,449
End of Period (Including accumulated undistributed net investment income of $485,796 and $5,022,320, respectively)	$2,125,655,893	$2,048,298,469

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2005 (unaudited)

1.    Organization and Accounting Policies

Morgan Stanley Equally-Weighted S&P 500 Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2005 (unaudited) continued

which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2005 (unaudited) continued

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $44,305,317 at December 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2005 (unaudited) continued

reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended December 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended December 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $625,032 and $12,278, respectively and received $301,683 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 2005 aggregated $170,232,082 and $208,811,610, respectively. Included in the aforementioned are purchases of Morgan Stanley common stock, an affiliate of the Investment Adviser, Administrator and Distributor, of $568,266 and sales of $151,334, including a realized loss of $4.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,666. At December 31, 2005, the Fund had an accrued pension liability of $72,018 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2005 (unaudited) continued

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures (‘‘futures contracts’’) for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund’s financial statements for the effect, if any, of this matter.

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2005 (unaudited) continued

As of June 30, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open futures contracts and tax adjustments on real estate investment trusts (‘‘REITs’’) held by the Fund.

8.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2005		FOR THE YEAR ENDED JUNE 30, 2005
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,324,969	$51,594,853	1,866,922	$67,382,970
Conversion from Class B	1,116,024	43,229,107	16,800,206	596,406,429
Reinvestment of dividends and distributions	760,364	29,768,273	42,798	1,589,944
Redeemed	(1,951,549)	(76,038,969)	(1,162,506)	(42,314,935)
Net increase – Class A	1,249,808	48,553,264	17,547,420	623,064,408
CLASS B SHARES
Sold	1,428,314	54,911,397	7,542,953	265,962,195
Conversion to Class A	(1,131,374)	(43,229,107)	(16,997,255)	(596,406,429)
Reinvestment of dividends and distributions	595,651	23,141,059	557,306	20,520,007
Redeemed	(2,148,628)	(82,575,662)	(7,485,063)	(263,706,209)
Net decrease – Class B	(1,256,037)	(47,752,313)	(16,382,059)	(573,630,436)
CLASS C SHARES
Sold	280,312	10,631,942	925,194	32,344,651
Reinvestment of dividends and distributions	89,650	3,428,205	36,003	1,307,622
Redeemed	(257,818)	(9,754,136)	(432,168)	(15,117,148)
Net increase – Class C	112,144	4,306,011	529,029	18,535,125
CLASS D SHARES
Sold	1,483,918	58,046,001	5,762,966	205,960,808
Reinvestment of dividends and distributions	472,263	18,574,090	212,137	7,908,463
Redeemed	(1,570,969)	(61,624,072)	(2,255,633)	(81,345,284)
Net increase – Class D	385,212	14,996,019	3,719,470	132,523,987
Net increase in Fund	491,127	$20,102,981	5,413,860	$200,493,084

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2005		FOR THE YEAR ENDED JUNE 30,
			2005	2004	2003	2002	2001
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$37.58		$34.88	$29.36	$29.59	$32.08	$34.80
Income (loss) from investment operations:
Net investment income‡	0.20		0.33	0.22	0.23	0.23	0.27
Net realized and unrealized gain (loss)	2.52		3.17	7.54	(0.34)	(2.32)	3.57
Total income (loss) from investment operations	2.72		3.50	7.76	(0.11)	(2.09)	3.84
Less dividends and distributions from:
Net investment income	(0.36)		(0.18)	(0.12)	(0.11)	(0.36)	(0.27)
Net realized gain	(1.36)		(0.62)	(2.12)	(0.01)	(0.04)	(6.29)
Total dividends and distributions	(1.72)		(0.80)	(2.24)	(0.12)	(0.40)	(6.56)
Net asset value, end of period	$38.58		$37.58	$34.88	$29.36	$29.59	$32.08
Total Return†	7.16	% (1)	10.07%	27.26%	(0.32)%	(6.53)%	12.37%
Ratios to Average Net Assets(3):
Expenses	0.63	% (2)	0.70%	0.86%	0.89%	0.85%	0.84%
Net investment income	1.00	% (2)	0.91%	0.66%	0.88%	0.73%	0.83%
Supplemental Data:
Net assets, end of period, in thousands	$796,918		$729,440	$64,890	$27,491	$19,625	$20,652
Portfolio turnover rate	8	% (1)	14%	11%	25%	9%	5%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2005		FOR THE YEAR ENDED JUNE 30,
			2005	2004	2003	2002	2001
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$37.10		$34.52	$29.20	$29.54	$31.91	$34.76
Income (loss) from investment operations:
Net investment income (loss)‡	0.05		0.06	(0.04)	0.03	(0.01)	0.03
Net realized and unrealized gain (loss)	2.48		3.14	7.49	(0.35)	(2.30)	3.54
Total income (loss) from investment operations	2.53		3.20	7.45	(0.32)	(2.31)	3.57
Less dividends and distributions from:
Net investment income	0.00		0.00	(0.01)	(0.01)	(0.02)	(0.13)
Net realized gain	(1.36)		(0.62)	(2.12)	(0.01)	(0.04)	(6.29)
Total dividends and distributions	(1.36)		(0.62)	(2.13)	(0.02)	(0.06)	(6.42)
Net asset value, end of period	$38.27		$37.10	$34.52	$29.20	$29.54	$31.91
Total Return†	6.75	% (1)	9.29%	26.29%	(1.08)%	(7.23)%	11.50%
Ratios to Average Net Assets(3):
Expenses	1.38	% (2)	1.45%	1.63%	1.65%	1.60%	1.59%
Net investment income (loss)	0.25	% (2)	0.16%	(0.11)%	0.12%	(0.02)%	0.08%
Supplemental Data:
Net assets, end of period, in thousands	$743,473		$767,445	$1,279,687	$928,148	$1,037,039	$1,092,195
Portfolio turnover rate	8	% (1)	14%	11%	25%	9%	5%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2005		FOR THE YEAR ENDED JUNE 30,
			2005	2004	2003	2002	2001
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$36.60		$34.07	$28.87	$29.22	$31.76	$34.61
Income (loss) from investment operations:
Net investment income (loss)‡	0.05		0.06	(0.03)	0.03	(0.01)	0.04
Net realized and unrealized gain (loss)	2.45		3.09	7.40	(0.35)	(2.28)	3.53
Total income (loss) from investment operations	2.50		3.15	7.37	(0.32)	(2.29)	3.57
Less dividends and distributions from:
Net investment income	(0.07)		0.00	(0.05)	(0.02)	(0.21)	(0.13)
Net realized gain	(1.36)		(0.62)	(2.12)	(0.01)	(0.04)	(6.29)
Total dividends and distributions	(1.43)		(0.62)	(2.17)	(0.03)	(0.25)	(6.42)
Net asset value, end of period	$37.67		$36.60	$34.07	$28.87	$29.22	$31.76
Total Return†	6.76	% (1)	9.26%	26.31%	(1.09)%	(7.23)%	11.57%
Ratios to Average Net Assets(3):
Expenses	1.38	% (2)	1.45%	1.63%	1.65%	1.60%	1.54%
Net investment income (loss)	0.25	% (2)	0.16%	(0.11)%	0.12%	(0.02)%	0.13%
Supplemental Data:
Net assets, end of period, in thousands	$99,440		$92,529	$68,101	$30,809	$23,962	$11,063
Portfolio turnover rate	8	% (1)	14%	11%	25%	9%	5%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2005		FOR THE YEAR ENDED JUNE 30,
			2005	2004	2003	2002	2001
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$37.77		$35.04	$29.44	$29.63	$32.19	$34.88
Income (loss) from investment operations:
Net investment income ‡	0.25		0.42	0.30	0.30	0.30	0.38
Net realized and unrealized gain (loss)	2.53		3.20	7.56	(0.34)	(2.33)	3.54
Total income (loss) from investment operations	2.78		3.62	7.86	(0.04)	(2.03)	3.92
Less dividends and distributions from:
Net investment income	(0.43)		(0.27)	(0.14)	(0.14)	(0.49)	(0.32)
Net realized gain	(1.36)		(0.62)	(2.12)	(0.01)	(0.04)	(6.29)
Total dividends and distributions	(1.79)		(0.89)	(2.26)	(0.15)	(0.53)	(6.61)
Net asset value, end of period	$38.76		$37.77	$35.04	$29.44	$29.63	$32.19
Total Return†	7.28	% (1)	10.38%	27.55%	(0.09)%	(6.28)%	12.59%
Ratios to Average Net Assets(3):
Expenses	0.38	% (2)	0.45%	0.63%	0.65%	0.60%	0.60%
Net investment income	1.25	% (2)	1.16%	0.89%	1.12%	0.98%	1.07%
Supplemental Data:
Net assets, end of period, in thousands	$485,825		$458,885	$295,414	$152,558	$98,886	$14,078
Portfolio turnover rate	8	% (1)	14%	11%	25%	9%	5%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

38565RPT-RA06-00100P-Y12/05	MORGAN STANLEY FUNDS
Morgan Stanley Equally-Weighted S&P 500 Fund Semiannual Report December 31, 2005

Item 2. Code of Ethics

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006

                                       3

                                                                  EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley
     Equally-Weighted S&P 500 Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                        4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 9, 2006
                                                    /s/ Ronald E. Robison
                                                    ----------------------------
                                                    Ronald E. Robison
                                                    Principal Executive Officer

                                       5

                                                                  EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley
     Equally-Weighted S&P 500 Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 9, 2006
                                                    /s/ Francis Smith
                                                    ----------------------------
                                                    Francis Smith
                                                    Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Equally-Weighted S&P 500 Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the fin Morgan Stanley Equally-Weighted S&P 500
         Index Fund Morgan Stanley Equally-Weighted S&P 500 Index Fund Financial
         condition and results of operations of the Issuer.

Date: February 9, 2006                            /s/ Ronald E. Robison
                                                  ---------------------------
                                                  Ronald E. Robison
                                                  Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Equally-Weighted S&P 500 Fund and will be retained by
Morgan Stanley Equally-Weighted S&P 500 Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Equally-Weighted S&P 500 Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 9, 2006                              /s/ Francis Smith
                                                    ----------------------
                                                    Francis Smith
                                                    Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Equally-Weighted S&P 500 Fund and will be retained by
Morgan Stanley Equally-Weighted S&P 500 Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9